Leases - Summary Of Consolidated Balance Sheet For Operating Leases And Finance Leases (Detail) - USD ($) $ in Thousands	Mar. 25, 2023	Mar. 26, 2022
Leases [Abstract]
2024	$ 13,427
2025	12,575
2026	11,962
2027	11,607
2028	10,828
Thereafter	45,850
Total minimum lease payments	106,249
Less: amount of total minimum lease payments representing interest	(36,502)
Present value of future total minimum lease payments	69,747
Less: current portion of lease liabilities	(6,758)	$ (6,963)
Long-term lease liabilities	$ 62,989	$ 66,757